Active/Passive Aggressive Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Investment Companies (97.8%)	Shares/Par +	Value $ (000’s)
Commodities (2.5%)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	43,456	936

Total		936

Domestic Equity (49.6%)
Invesco S&P 500 Equal Weight ETF	8,423	1,598
iShares Core S&P 500 ETF	6,315	4,227
iShares MSCI USA Value Factor ETF	9,000	1,125
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	1,024,078	1,514
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	326,288	1,540
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	1,451,514	1,627
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	204,205	643
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	425,751	648
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	88,025	219
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	113,509	216
Schwab U.S. REIT ETF	30,600	660
SPDR Dow Jones REIT ETF	6,610	663
SPDR Portfolio S&P 400 Mid Cap ETF	46,237	2,644
SPDR Portfolio S&P 600 Small Cap ETF	29,061	1,346

Total		18,670

Fixed Income (18.9%)
iShares Core U.S. Aggregate Bond ETF	30,039	3,011
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	888,988	892
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	2,796,002	3,076

Investment Companies (97.8%)	Shares/Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio £	121,948	127

Total		7,106

Foreign Equity (26.8%)
Dimensional International Value ETF	12,190	562
iShares Core MSCI EAFE ETF	24,259	2,118
iShares Core MSCI Emerging Markets ETF	220	15
iShares MSCI International Quality Factor ETF	23,489	1,038
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	1,357,361	1,666
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	1,484,708	3,012
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	761,250	1,668

Total		10,079

Total Investment Companies (Cost: $36,222)		36,791

Short-Term Investments (1.0%)
Investment Companies (1.0%)
JPMorgan Ultra-Short Income ETF	7,330	372

Total		372

Total Short-Term Investments (Cost: $371)		372

Total Investments (98.8%) (Cost: $36,593)@		37,163

Other Assets, Less Liabilities (1.2%)		456

Net Assets (100.0%)		37,619

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $36,593 and the net unrealized appreciation of investments based on that cost was $570 which is comprised of $1,006 aggregate gross unrealized appreciation and $436 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.

Active/Passive Aggressive Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$36,791	$—	$—
Short-Term Investments	372	—	—
Total Assets:	$37,163	$—	$—

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended September 30, 2025 are as follows:

Portfolio	Value at Beginning of Period	Purchases	Sales	Value at 9/30/2025	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	Shares at 9/30/2025
	(amount in thousands)

Domestic Equity	$–	$1,588	$–	$1,514	$(74)	$–	$28	$131	1,024
Emerging Markets	–	1,498	–	1,666	168	–	15	–	1,357
Focused Appreciation	–	1,640	–	1,540	(100)	–	–	194	326
International Equity	–	2,927	–	3,012	85	–	71	29	1,485
International Growth	–	1,679	–	1,668	(11)	–	14	59	761
Large Cap Blend	–	1,688	–	1,627	(61)	–	7	172	1,452
Mid Cap Growth Stock	–	713	–	643	(70)	–	–	97	204
Mid Cap Value	–	666	–	648	(18)	–	15	38	426
Multi-Sector Bond	–	915	–	892	(23)	–	44	–	889
Select Bond	–	3,146	–	3,076	(70)	–	132	–	2,796
Short-Term Bond	–	130	–	127	(3)	–	5	–	122
Small Cap Growth Stock	–	213	–	219	6	–	–	11	88
Small Cap Value	–	223	–	216	(7)	–	1	19	114

	$–	$17,026	$–	$16,848	$(178)	$–	$332	$750	11,044

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand